Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commodity Price Risk [Member] | Crude oil differential contracts one [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Differential Price	Crude Oil Commodity Price
Sensitivity Range	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	± US$2.50 per bbl Applied to Differential Hedges Tied to Production
Increase	$ 5	$ 4
Decrease	$ (5)	$ (4)
Commodity Price Risk [Member] | Crude Oil Contracts
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Description of exposure to risk	Crude Oil Commodity Price	Crude Oil Commodity Price
Sensitivity Range	± US$5.00 per bbl Applied to WTI and Condensate Hedges	± US$5.00 per bbl Applied to WTI and Condensate Hedges
Increase	$ 3	$ (78)
Decrease	(3)	80
Currency risk [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	250	339
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	$ (250)	(339)
Interest Rate Risk [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
50 Basis Points Increase		12
50 Basis Points Decrease		$ (13)